July 2, 2019

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Re:                 Allianz Funds (Reg. 033-36528) (811-06161)

Ladies and Gentlemen:

We are filing the corresponding XBRL Exhibit pursuant to Rule 497(e) under the Securities Act of 1933, as amended, to submit an exhibit in interactive data form with risk/return summary information from the supplement filed June 20, 2019.

Any comments or questions on this filing should be directed to Debra Rubano at (212) 739-3228.

Sincerely,

/s/Debra Rubano
Debra Rubano
Assistant Secretary

cc: Ropes & Gray LLP

Allianz Global Investors U.S. LLC

1633 Broadway

New York, NY 10019

212.739.3000